Consolidated balance sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest-bearing deposits in banks, pledged deposits	$ 39,210	$ 9,032
Securities available-for-sale, pledged securities to creditors	307,530	296,811
Securities held-to-maturity, fair value	53,295	33,634
Securities held-to-maturity, pledged securities to creditors	13,004	13,007
Equipment and leasehold improvements, accumulated depreciation and amortization	$ 16,203	$ 13,881
Class A common stock [Member]
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, assigned value (in dollars per share)	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Class B common stock [Member]
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, assigned value (in dollars per share)	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,479,050	2,520,422
Class E common stock [Member]
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, assigned value (in dollars per share)	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	29,956,100	29,710,556